Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Oct. 06, 2017 USD ($) shares	Jan. 04, 2016 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Installment $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted | shares				1,099,000
Number of options exercised | shares				153,754	165,684	308,011
Aggregate intrinsic value of stock options exercised | $				$ 0.9	$ 2.3	$ 2.9
Options to purchase common stock, outstanding | shares			3,799,965	4,774,691	4,435,056	3,799,965
Weighted average remaining contractual term				6 years 10 months 24 days	7 years 7 months 6 days	8 years
Weighted average exercise price | $ / shares			$ 17.75	$ 17.99	$ 19.21	$ 17.75
Options exercisable, shares | shares			1,688,652	2,973,000	2,368,955	1,688,652
Weighted average remaining contractual term				6 years 1 month 6 days	6 years 7 months 6 days	6 years 9 months 18 days
Aggregate intrinsic value, stock options exercisable | $			$ 17.0	$ 9.8	$ 2.6	$ 17.0
Weighted average grant date fair value of options granted | $ / shares				$ 8.55	$ 15.12	$ 14.33
Unrecognized stock-based compensation expense | $				$ 18.4
Unrecognized compensation costs, weighted-average recognition periods				2 years 2 months 12 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted | shares				1,099,450	1,127,263	1,448,100
Awards vesting right				The vesting conditions for most of these awards are time-based, and the awards vest 25% after one year and monthly thereafter for the next 36 months,
Employee Stock Option [Member] | Vesting after One Year and Monthly Thereafter for the Next 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of share based award, vested				25.00%
Employee Stock Option [Member] | Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting right				annual option grants to non-employee directors of the Company whose initial grants vest 25% after one year and monthly thereafter for the next 24 months
Employee Stock Option [Member] | Non Employee Directors [Member] | Vesting after One Year and Monthly Thereafter for the Next 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of share based award, vested				25.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting right				The RSUs vest in four substantially equal installments on each of the first four anniversaries of the vesting commencement date, subject to the employee’s continued employment with, or services to, the Company on each vesting date. Compensation expense is recognized on a straight-line basis.
Share based compensation, number of shares granted | shares	122,800	189,300		873,481
Grant date fair value of restricted common stock units under performance-based vesting | $	$ 2.2		$ 1.6
Unrecognized stock-based compensation expense | $				$ 10.5
Unrecognized compensation costs, weighted-average recognition periods				2 years 10 months 24 days
Weighted average grant date fair value, shares granted, per share | $ / shares				$ 14.51
Restricted Stock Units (RSUs) [Member] | January 4, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $				$ 0.6
Unrecognized compensation costs, weighted-average recognition periods				2 years
Restricted Stock Units (RSUs) [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting installments | Installment				4
Restricted Stock Units (RSUs) [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting installments | Installment				4
Restricted Stock Units (RSUs) [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting installments | Installment				4
Restricted Stock Units (RSUs) [Member] | Fourth Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting installments | Installment				4
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award, expiration period				10 years